CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($) $ in Thousands	Total	Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest
BALANCE at Dec. 31, 2011	$ 1,247,245	$ 836,721	$ 28,716	$ 326,919	$ 54,889
Increase (Decrease) in Stockholder's Equity
Net income	213,581			211,936	1,645
Preferred stock issuance	434				434
Foreign currency translation adjustment	15,084		15,084
Stock compensation	4,219	4,219
Pension liability adjustment, net of tax	(154)		(154)
Change in unrealized gain on retained interests, net of tax	(1,358)		(1,358)
Change in derivative financial instruments, net of tax	4,360		4,360
BALANCE at Dec. 31, 2012	1,483,411	840,940	46,648	538,855	56,968
Increase (Decrease) in Stockholder's Equity
Net income	266,340			264,880	1,460
Dividends paid to CNH Industrial America LLC	(200,000)			(200,000)
Foreign currency translation adjustment	(44,158)		(44,158)
Stock compensation	1,242	1,242
Pension liability adjustment, net of tax	1,806		1,806
Change in unrealized gain on retained interests, net of tax	(1,632)		(1,632)
Change in derivative financial instruments, net of tax	3,408		3,408
BALANCE at Dec. 31, 2013	1,510,417	842,182	6,072	603,735	58,428
Increase (Decrease) in Stockholder's Equity
Net income	135,729			135,067	662
Dividends paid to CNH Industrial America LLC	(90,000)			(90,000)
Foreign currency translation adjustment	(1,638)		(1,638)
Stock compensation	440	440
Pension liability adjustment, net of tax	157		157
Change in unrealized gain on retained interests, net of tax	(244)		(244)
Change in derivative financial instruments, net of tax	1,463		1,463
BALANCE at Jun. 30, 2014	1,556,324	842,622	5,810	648,802	59,090
BALANCE at Dec. 31, 2013	1,510,417	842,182	6,072	603,735	58,428
Increase (Decrease) in Stockholder's Equity
Net income	259,250			258,023	1,227
Dividends paid to CNH Industrial America LLC	(115,000)			(115,000)
Preferred dividend paid to CNH Industrial Canada Ltd.	(23,803)				(23,803)
Foreign currency translation adjustment	(57,822)		(57,822)
Stock compensation	1,068	1,068
Pension liability adjustment, net of tax	(342)		(342)
Change in unrealized gain on retained interests, net of tax	(244)		(244)
Change in derivative financial instruments, net of tax	2,408		2,408
BALANCE at Dec. 31, 2014	1,575,932	843,250	(49,928)	746,758	35,852
Increase (Decrease) in Stockholder's Equity
Net income	111,629			111,370	259
Dividends paid to CNH Industrial America LLC	(15,000)			(15,000)
Preferred dividend paid to CNH Industrial Canada Ltd.	(551)				$ (551)
Foreign currency translation adjustment	(44,597)		(44,597)
Stock compensation	375	375
Pension liability adjustment, net of tax	173		173
Change in derivative financial instruments, net of tax	(566)		(566)
BALANCE at Jun. 30, 2015	$ 1,566,979	$ 843,625	$ (94,918)	$ 818,272